COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

NOTE 14 – COMMITMENTS AND CONTINGENCIES

Legal Matters

From time to time, the Company may be involved in litigation relating to claims arising out of the Company’s operations in the normal course of business. As of September 30, 2024, the following litigations were pending. None of the below is expected to have a material financial or operational impact.

On July 22, 2015, the National Medicines Agency approved the license of wholesale sale of pharmaceutical products under the name SkyPharm SA with set validity at five years and an expiration date of July 22, 2020. Subsequently, SkyPharm on June 15, 2020, legally and timely submitted the application for renewal of the wholesale license of pharmaceutical products to the National Medicines Agency. The National Medicines Agency did not respond, therefore the Company asked for an immediate decision on the renewal. Two months after the filing of the no. 3459 / 15.01.2021 letter and almost nine months after the no. 627615.06.2020 Company application for the renewal, the National Medicines Agency replied by rejecting the renewal request on March 9, 2021 (ref. 62769 / 20-25.02.2021). In addition, document No. 127351-16.12.2021 of EOF (Greek National Medicines Organization) to SkyPharm states that after an inspection of EOF at the premises of Doc Pharma, we did not have a wholesale license in violation of article 106 par. 1b and par. 1c of the ministerial decision D.YG3a / GP.32221 / 29-4-2019. The National Medicines Agency imposed a fine of €15,000 ($16,214) on SkyPharm for the above case, which was included in “General and administrative expenses” on the accompany statement of operations and comprehensive loss for the twelve-month ended December 31, 2023.

There has been a payment request by the Greek court, which relates to a fine arising from Cosmofarm’s tax audit for financial year 2014. The law with no. 483/16.12.2020 was used by the court against Cosmofarm (the “defendant”). The defendant appealed against the decision using the law with no.11541/09.03.2021. This appeal was dismissed after 120 days from its submission to the court. Additionally, there had been an obligation for payment of additional tax and fines related to this matter in the amount of €91,652 ($99,644), which the defendant has already settled. However, the defendant has claimed back the respective amount through appeal. As of September 30, 2024, the trial is still pending.

On January 25, 2023, a criminal case of dishonored checks against Cosmofarm’s customer Filippou, was heard at the Z’ Three-Member Misdemeanor Court of Athens, which was postponed to November 27, 2023, when the defendant was tried and found guilty.

On January 26, 2023, the appeal of the Company against Eleutheria Drakopoulou and decision 1389/2021of the Single-Member Court of First Instance of Athens was heard at the Athens Court of Appeal. The appeal was partially accepted. The Court ordered the return of the fee to the appellants, dismissed the action against the third defendant, Kozaris and accepted the action as regards the first and the second defendants (Kastrantas & Cosmofarm).

On October 23, 2023, a criminal case of dishonored checks against Cosmofarm’s customer Kafantaris was heard at the Sixth Single-Member Misdemeanor Court of Athens, which was postponed to January 26, 2024, when the defendant was convicted by decision no. 1599/2024.

In October 2023, the Company’s subsidiary, Cana Laboratories was approached by an attorney on behalf of two clients which were requesting an amount of €39,211 as compensation for the value of 34.70 square meters in relation to an urban sprawl with respect to which an Act of Imputation had been issued by the department of Urban Planning. Our legal counsel’s response was that CANA was not obliged to accept the compensatory value agreed and suggested exploring out of court settlement. As of today, the clients’ Attorney at law has not come back with any suggestions.

Our subsidiary, Cana Laboratories, has two pending lawsuits against Euaggelismos Hospital for a total sum of EUR 526,436 due to unpaid bills. The court date for one of the two lawsuits is set for December 11, 2024, and for the other one has not yet been set. The opinion of our legal advisor is that the collection of the total sum by the Company is almost certain.

Our subsidiary, Cana Laboratories, has an unasserted claim against Papanikolaou Hospital for a total sum of EUR 89,300 due to unpaid bills, which will be asserted through a lawsuit. The opinion of our legal advisor is that the collection of the sum by the Company is almost certain.

A lawsuit dated April 5, 2018 against the Company’s subsidiary Cana Laboratories by a former employee before the Athens court of instance was initially heard on October 12, 2018. The former employee was seeking that the termination of her employment contract to be considered null and void and was requesting compensation for late wages and moral damages. Following numerous appeals, Judgment No. 1192/2024 was issued on September 26, 2023, which as explicitly stated by our legal counsel, requires CANA to rehire the former employee with the threat of a penalty of €200 for each day of non-compliance. As informed by our legal counsel, in order for the penalty to be effective the former employee should file a new lawsuit against CANA and request to get rehired. In case CANA denies employment, then the penalty should be in effect. As of today, we have not received neither a lawsuit nor any request of employment by the former employee.

Advisory Agreements

On July 1, 2021, the Company entered into a two-year advisory agreement with a third party (the “Consultant”) for advisory and consulting services related to the Company’s intention to become listed on Nasdaq. Peter Goldstein, a then director of the Company is a principal of the Consultant. As consideration for services rendered, and successful Nasdaq listing, the Company paid $100,000. The $100,000 bonus was incurred and settled within 2022. Finally, the Consultant received a total of 10,000 shares of the Company’s common stock, 2,000 of such shares that have been previously issued pursuant to previous agreements and additional 15,258 shares that were issued on February 2, 2023, based on the amendment signed on February 1, 2023.

On November 21, 2023, the Company entered into certain consulting agreements with four third-party consultants for the provision of a variety of services such as digital marketing, advisory services relating to target acquisitions and M&As and other additional services as described in the respective agreements. The agreements have a duration from 10 to 18 months and the consultants will solely receive stock consideration for the services rendered. More precisely, they have been awarded a total of 970,000 shares of the Company’s common stock valued at a total of $999,100 based on the fair value of the Company’s common stock as of the agreements’ date. On September 17, 2024 the termination of two out of the four aforementioned consulting agreements was extended and the consultants received additional 440,000 shares as complementary compensation for the extended services to be provided. The additional stock consideration was valued at a total of $501,600 based on the fair value of the Company’s common stock as of the agreements’ date.

On July 1, 2024 the Company entered into a consulting agreement with a third-party consultant for the provision of a variety of services such as preparation of press releases and other publications, relationship management and other additional services as described in the respective agreement. The agreement has a duration of sixteen months and the consultant will solely receive stock consideration for the services rendered. More precisely, they have been awarded a total of 240,000 shares of the Company’s common stock valued at a total of $264,000 based on the fair value of the Company’s common stock as of the agreements’ date.

The corresponding consulting expense is accrued evenly over the term of the agreements. For the twelve-month period ended December 31, 2023 the Company has recorded $77,250 as stocked based compensation for the above agreements, classified as “General and administrative expenses” in the Company’s consolidated statements of operations and comprehensive loss. For the three and nine months ended September 30, 2024 and 2023 the Company has recorded $264,750 and $728,250 and $0 and $0 as stocked based compensation for the above agreements, classified as “General and administrative expenses” in the Company’s Condensed Consolidated Statements of Operations and Comprehensive Loss.

Research and Development Agreements

The Company entered into a Research & Development agreement with Doc Pharma S.A. on May 17, 2021. Under this agreement, Doc Pharma is responsible for the research, development, design, registration, copy rights and licenses of 250 nutritional supplements for the final products called Sky Premium Life®. More specifically, Doc Pharma is responsible for the product development and the Company had added 105 of such products codes in its portfolio as of December 31, 2023. No additional ones were added within the nine-month period ended September 30, 2024. The licenses purchased by Doc Pharma SA are capitalized and included in “Goodwill and intangible assets, net” of the Company’s Consolidated Balance Sheets as of September 30, 2024. Thus, no relevant R&D expense had been charged to the Company’s Consolidated Statements of Operations and Comprehensive Loss.

On June 26, 2022, the Company signed a research and development (“R&D”) agreement with a third party, through which the Company assigns to the third party the development of new products and services in the field of health, focusing on the human intestinal microbiome. The project includes two phases. Phase 1 has a 20-month duration and its cost amounts to EUR 758,000 ($838,450) and phase 2, has a 22-month duration and a cost of EUR 820,000 ($907,084). The amount will be due and payable upon completion of the corresponding phases. The Company records the corresponding R&D expense based on the project’s progress, which is invoiced by the third party in the relevant period. For the nine-month period ended September 30, 2024, the Company has not incurred such costs.

NOTE 15 – COMMITMENTS AND CONTINGENCIES

Legal Matters

From time to time, the Company may be involved in litigation relating to claims arising out of the Company’s operations in the normal course of business. As of December 31, 2023, the following litigations were pending. None of the below is expected to have a material financial or operational impact.

Solgar Inc., a competitor of the Company, sued SkyPharm for product homogeneity regarding the nutraceutical line “Sky Premium Life”. As a result, Solgar requested the prohibition for SkyPharm to manufacture, import and sell, market or in any way possess and distribute, including internet sales and advertise in any way in the Greek market of “Sky Premium Life” due to homogeneity with Solgar’s products. Solgar Inc. has further requested to be awarded compensation for non-pecuniary damage amounting to €20,000 ($21,744). The case was heard on January 28, 2022, and the decision numbered 8842/2022 of the court of Thessaloniki was issued, which, accepted our claims and dismissed the Solgar Inc.’s lawsuit.

On July 22, 2015, the National Medicines Agency approved the license of wholesale sale of pharmaceutical products under the name SkyPharm SA with set validity at five years and an expiration date of July 22, 2020. Subsequently, SkyPharm on June 15, 2020, legally and timely submitted the application for renewal of the wholesale license of pharmaceutical products to the National Medicines Agency. The National Medicines Agency did not respond, therefore the Company asked for an immediate decision on the renewal. Two months after the filing of the no. 3459 / 15.01.2021 letter and almost nine months after the no. 627615.06.2020 Company application for the renewal, the National Medicines Agency replied by rejecting the renewal request on March 9, 2021 (ref. 62769 / 20-25.02.2021). In addition, document No. 127351-16.12.2021 of EOF (Greek National Medicines Organization) to SkyPharm states that after an inspection of EOF at the premises of Doc Pharma, we did not have a wholesale license in violation of article 106 par. 1b and par. 1c of the ministerial decision D.YG3a / GP.32221 / 29-4-2019. The National Medicines Agency imposed a fine of €15,000 ($16,214) on SkyPharm for the above case, which was included in “General and administrative” expense on the accompany statement of operations and comprehensive loss for the fiscal year ended December 31, 2023.

There has been a payment request by the Greek court, which relates to a fine arising from Cosmofarm’s tax audit for financial year 2014. The law with no. 483/16.12.2020 was used by the court against Cosmofarm (the “defendant”). The defendant appealed against the decision using the law with no.11541/09.03.2021. This appeal was dismissed after 120 days from its submission to the court. Additionally, there had been an obligation for payment of additional tax and fines related to this matter in the amount of €91,652 ($99,644), which the defendant has already settled. However, the defendant has claimed back the respective amount through appeal. As of December 31, 2023, the trial is still pending.

On January 25, 2023, a criminal case of dishonored checks against Cosmofarm’s customer Filippou, was heard at the Z’ Three-Member Misdemeanor Court of Athens, which was postponed to November 27, 2023, when the defendant was tried and found guilty.

On January 26, 2023, the appeal of the Company against Eleutheria Drakopoulou and decision 1389/2021of the Single-Member Court of First Instance of Athens was heard at the Athens Court of Appeal. The appeal was partially accepted. The Court ordered the return of the fee to the appellants, dismissed the action against the third defendant, Kozaris and accepted the action as regards the first and the second defendants (Kastrantas & Cosmofarm).

On October 23, 2023, a criminal case of dishonored check against Cosmofarm’s customer Kafantaris was heard at the Sixth Single-Member Misdemeanor Court of Athens, which was postponed to January 26, 2024, when the defendant was convicted by decision no. 1599/2024.

In October 2023, the Company’s subsidiary, Cana Laboratories Holding (Cyprus) Limited (“Cana”) was approached by an attorney at law on behalf of two clients which were requesting an amount of €39,211 as compensation for the value of 34.70 square meters in relation to an urban sprawl with respect to which an Act of Imputation had been issued by the department of Urban Planning. Our legal counsel’s response was that Cana was not obliged to accept the compensatory value agreed and suggested exploring out of court settlement. As of today, the clients’ Attorney at law has not come back with any suggestions.

Our subsidiary, Cana, has two pending lawsuits against Euaggelismos Hospital for a total sum of EUR 526,436 due to unpaid bills. The court date for one of the two lawsuits is set for December 11, 2024, and for the other one has not yet been set. The opinion of our legal advisor is that the collection of the total sum by the Company is almost certain.

Our subsidiary, Cana, has an unasserted claim against Papanikolaou Hospital for a total sum of EUR 89,300 due to unpaid bills, which will be asserted through a lawsuit. The opinion of our legal advisor is that the collection of the sum by the Company is almost certain.

A lawsuit dated on April 5, 2018 against the Company’s subsidiary Cana by a former employee before the Athens court of instance was initially heard on October 12, 2018. The former employee was seeking that the termination of her employment contract to be considered null and void and was requesting compensation for late wages and moral damages. Following, numerous appeals the Judgment No. 1192/2024 was issued on September 26, 2023, which as explicitly stated by our legal counsel, requires Cana to rehire the former employee with the threat of a penalty of €200 for each day of non-compliance. As informed by our legal counsel, in order for the penalty to be effective the former employee should file a new lawsuit against Cana and request to get rehired. In case Cana denies the employment, then the penalty should be in effect. As of today, we have not received neither a lawsuit nor any request of employment by the former employee.

Advisory Agreements

On July 1, 2021, the Company entered into a two-year advisory agreement with a third party (the “Consultant”) for advisory and consulting services related to the Company’s intention to become listed on Nasdaq. Peter Goldstein, a then director of the Company is a principal of the Consultant. As consideration for services rendered, and successful Nasdaq listing, the Company paid $100,000. The $100,000 bonus was incurred and settled within 2022. Finally, the Consultant received a total of 10,000 shares of the Company’s common stock, 2,000 of such shares that have been previously issued pursuant to previous agreements and additional 15,258 shares that were issued on February 2, 2023, based on the amendment signed on February 1, 2023.

On November 21, 2023, the Company entered into certain consulting agreements with four third-party consultants for the provision of a variety of services such as digital marketing, advisory services relating to target acquisitions and M&As and other additional services as described in the respective agreements. The agreements have duration from ten to 18 months and the consultants will solely receive stock consideration for the services rendered. More precisely, they have been awarded a total of 970,000 shares of the Company’s common stock valued at a total of $999,100 based on the fair value of the Company’s common stock as of the agreements’ date. The corresponding consulting expense is accrued evenly over the term of the agreements. For the fiscal year ended December 31, 2023 the Company has recorded $77,250 as stocked based compensation for the above agreements, classified as “General and administrative expenses” in the Company’s consolidated statements of operations and comprehensive loss.

Research and Development Agreements

The Company entered into a Research & Development agreement with Doc Pharma S.A. on May 17, 2021. Under this agreement, Doc Pharma is responsible for the research, development, design, registration, copy rights and licenses of 250 nutritional supplements for the final products called Sky Premium Life®. More specifically, Doc Pharma is responsible for the product development and the Company has added 105 of such products codes in its portfolio as of December 31, 2023. The licenses purchased by Doc Pharma SA are capitalized and included in “Goodwill and intangible assets, net” of the Company’s Consolidated Balance Sheets as of December 31, 2023. Thus, no relevant R&D expense had been charged to the Company’s Consolidated Statements of Operations and Comprehensive Loss.

On June 26, 2022, the Company signed a research and development (“R&D”) agreement with a third party, through which the Company assigns to the third party the development of new products and services in the field of health, focusing on the human intestinal microbiome. The project includes two phases. Phase 1 has a 20-month duration and its cost amounts to EUR 758,000 ($838,450) and phase 2, has a 22-month duration and a cost of EUR 820,000 ($907,084). The amount will be due and payable upon completion of the corresponding phases. The Company records the corresponding R&D expense based on the project’s progress, which is invoiced by the third party in the relevant period. For the 12-month period ended December 31, 2023, the Company has incurred $164,859 of such costs included in “General and administrative expenses” in the Company’s Consolidated Statements of Operations and Comprehensive Loss.